CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 13,344	$ 11,614
Restricted cash	8	28
Trade receivables, net of allowance for doubtful accounts of $54 and $56, respectively	1,161	1,179
Inventories	5,889	4,998
Prepaid expenses and other assets	1,647	1,108
Deferred taxes	484	23
TOTAL CURRENT ASSETS	22,533	18,950
PROPERTY AND EQUIPMENT:
Property, plant and equipment, net	16,071	15,491
Equipment and other assets on operating leases, net	1,391	976
TOTAL PROPERTY AND EQUIPMENT	17,462	16,467
OTHER ASSETS:
Advances to related parties and other financial assets	35	47
Restricted cash	325	343
Goodwill	1,361	1,361
Other intangible assets, net	3,375	3,360
Prepaid expenses and other assets	437	403
Deferred taxes	342	40
TOTAL OTHER ASSETS	5,875	5,554
TOTAL ASSETS	45,870	40,971
CURRENT LIABILITIES:
Trade liabilities	10,643	9,734
Accrued expenses and other liabilities	9,830	8,518
Current maturities of financial liabilities	491	456
Deferred revenue	1,298	862
Deferred taxes	43	71
TOTAL CURRENT LIABILITIES	22,305	19,641
LONG-TERM LIABILITIES:
Accrued expenses and other liabilities	11,760	15,537
Financial liabilities	11,810	12,147
Deferred revenue	1,100	822
Deferred taxes	137	83
TOTAL LONG-TERM LIABILITIES	24,807	28,589
Commitments and contingencies
MEMBERS' DEFICIT:
Contributed capital	2,633	2,647
Retained earnings (accumulated losses)	171	(2,586)
Accumulated other comprehensive loss	(4,046)	(7,320)
TOTAL MEMBERS' DEFICIT	(1,242)	(7,259)
TOTAL LIABILITIES AND MEMBERS' DEFICIT	45,870	40,971
Class A Membership Interests [Member]
MEMBERS' DEFICIT:
Membership interests
Class B Membership Interests [Member]
MEMBERS' DEFICIT:
Membership interests